DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Terminal growth rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Winter Sports Equipment
Cash Generating Units
Terminal growth rates	2.00%	2.00%	2.00%
Salomon (previously Salomon Apparel and Footwear)
Cash Generating Units
Terminal growth rates	2.00%	2.00%	2.00%
Arc'teryx Apparel and Gear
Cash Generating Units
Terminal growth rates	3.00%	3.00%	3.00%
Peak Performance
Cash Generating Units
Terminal growth rates	2.00%	2.00%	2.00%
Ball & Racquet Sports
Cash Generating Units
Terminal growth rates	2.00%	2.00%	2.00%